DISCONTINUED OPERATIONS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Equity as non- controlling interest in subsidiaries regarding its investment in Cyprus	$ 123	$ 153